Deposits from customers in the banking business	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Deposits from customers in the banking business
17.
Deposits from customers in the banking business

	2023	2022
(in $ millions)	$	$
Current
Deposits from customers in the banking business	374	3

Deposits from customers in the banking business are retail deposits payable on demand.

Information about the exposure of these deposits to relevant financial risks (currency and liquidity risk) is disclosed in Note 26.